Share capital - Summary of Outstanding Common Shares (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
NUMBER OF SHARES
Shares issued for acquisitions			$ 1
Shares issued under employee stock option plan (in shares)		4,459,559	266,941
Shares issued under employee stock option plan		$ 240	$ 12
Repurchase of common shares (in shares)	(3,085,697)
Repurchase of common shares	$ (175)
Shares issued under ESP		75
Common shares
NUMBER OF SHARES
Stated capital beginning of period		20,036
Stated capital end of period		$ 20,363	$ 20,036
Issued capital
NUMBER OF SHARES
Repurchase of common shares	$ (69)
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares)	900,996,640	898,200,415	900,996,640
Stated capital beginning of period	$ 20,091	$ 20,036	$ 20,091
Shares issued for acquisitions			$ 1
Shares issued under employee stock option plan (in shares)		4,459,559	266,941
Shares issued under employee stock option plan		$ 251	$ 13
Repurchase of common shares (in shares)		0	(3,085,697)
Repurchase of common shares		$ 0	$ (69)
Shares issued under ESP (in shares)		1,231,479	0
Shares issued under ESP		$ 75	$ 0
Number Of Shares Issued Through Deferred Share Plan		16,729	0
Increase (Decrease) Through Issuance Of Shares Under Deferred Shares Plan, Equity		$ 1	$ 0
Number of shares end of period (in shares)		903,908,182	898,200,415
Stated capital end of period		$ 20,363	$ 20,036
Issued capital | Common shares | AlarmForce
NUMBER OF SHARES
Shares issued for acquisitions (in shares)		0	22,531
Shares issued for acquisitions		$ 0	$ 1